Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of basic and diluted net income (loss) per ordinary share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary share:

	The Year Ended December 31, 2021		The Year Ended December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss)	$14,054,730	$3,513,682	$(8,186,784)	$(2,320,012)
Denominator:
Weighted average shares outstanding	27,600,000	6,900,000	24,348,493	6,900,000
Basic and diluted net income (loss) per ordinary share	$0.51	$0.51	$(0.34)	$(0.34)